UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$809,040
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.13%, 8/01/15 (a)(b)	500	153,865

		962,905

Arizona — 5.2%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,089,400
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,852,550
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,524,540
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,186,600
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,502,385
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	1,996,660
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	996,080

		12,148,215

California — 9.5%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (c)	715	702,016
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	1,965,920
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.31%, 6/01/21 (d)	5,225	4,491,201
California HFA, RB, Home Mortgage, Series E, AMT, 4.70%, 8/01/24	1,200	1,098,468
California HFA, RB, Home Mortgage, Series I, AMT, 4.60%, 8/01/21	2,500	2,281,450

Municipal Bonds	Par (000)	Value

California (concluded)
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	$3,000	$2,751,330
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	2,500	2,292,775
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,046,500
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,502,580
State of California, GO, Various Purpose, 5.25%, 10/01/21	750	794,797

		21,927,037

Colorado — 1.5%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	3,170	3,515,467

Florida — 7.3%
Broward County School Board Florida, COP, Series C (AGM), 5.25%, 7/01/17	3,410	3,732,211
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,256,640
Greater Orlando Aviation Authority Florida, RB, Series A, AMT (NPFGC), 5.25%, 10/01/18	5,440	5,472,640
Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, AMT, 7.00%, 12/01/18	1,300	1,329,731
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, 5.13%, 11/01/13	910	731,540
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, Series B, 5.00%, 11/01/10	325	311,922

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp
RB	Revenue Bonds

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10	$165	$155,100
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	3,130	2,895,907

		16,885,691

Georgia — 2.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	1,000	1,074,470
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,294
State of Georgia, GO, Series G, 5.00%, 12/01/17	2,250	2,678,197

		4,802,961

Guam — 0.5%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	587,932
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	662,133

		1,250,065

Idaho — 2.5%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,750,900

Illinois — 4.6%
City of Chicago, Illinois, Refunding ARB, General, 3rd Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,436,050
City of Chicago, Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	675	674,690
City of Granite City, Illinois, RB, Waste Management Inc. Project, AMT, 4.88%, 5/01/27	1,500	1,505,415
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,409,996
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	595	597,749

		10,623,900

Indiana — 0.9%
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,078,860

Municipal Bonds	Par (000)	Value

Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/23	$500	$526,720
Kansas Development Finance Authority, Refunding RB, Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,034,210
Kansas Development Finance Authority, Refunding RB, Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,021,760

		2,582,690

Kentucky — 2.8%
Kenton County Airport Board Kentucky, Refunding RB, Cincinnati/Northern Kentucky, Series A, AMT (NPFGC), 5.63%, 3/01/15	2,000	2,085,140
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23 (e)	2,350	2,254,402
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,211,120

		6,550,662

Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, LCTCS Facilities Corp. Project, Series B (AGC), 4.25%, 10/01/28	250	247,140
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARBs, Series A-2 (AGC), 6.00%, 1/01/23	250	285,332
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,043,340

		1,575,812

Maryland — 1.7%
County of Anne Arundel Maryland, GO, Refunding, Consolidated General Improvement, 5.00%, 3/01/15	1,455	1,697,854
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	252,265
State of Maryland, GO, State & Local Facilities Loan, First Series, 5.00%, 3/01/15	1,745	2,039,940

		3,990,059

Massachusetts — 2.6%
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC), 5.50%, 1/01/14	2,500	2,375,150

2	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Port Authority, RB, Delta
Air Lines Inc. Project, Series A, AMT
(AMBAC), 5.50%, 1/01/15	$4,000	$3,756,520

		6,131,670

Michigan — 4.3%
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGC), 5.00%, 10/15/23	5,000	5,319,750
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.00%, 11/15/20	1,000	1,002,980
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.25%, 11/15/24	600	588,504
Michigan State Hospital Finance
Authority, Refunding RB, McLaren
Health Care, 5.25%, 5/15/16	1,000	1,074,320
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont, Series W, 6.25%, 8/01/23	2,000	2,081,260

		10,066,814

Minnesota — 0.5%
City of St. Cloud Minnesota, RB,
CentraCare Health System, Series A,
4.25%, 5/01/21	1,225	1,221,693

Mississippi — 1.0%
Mississippi Business Finance Corp.,
Refunding RB, System Energy
Resource Inc. Project, 5.90%, 5/01/22	1,000	998,010
Mississippi Hospital Equipment &
Facilities Authority, Refunding RB,
Baptist Memorial Healthcare, Series
B2, 4.50%, 9/01/23	1,370	1,365,876

		2,363,886

Nebraska — 0.5%
Omaha Convention Hotel Corp.,
Refunding RB, Convention Center
Project, First Tier (AMBAC), 5.00%,
2/01/19	1,110	1,190,186

Nevada — 0.8%
County of Humboldt Nevada, Refunding
RB, Idaho Power Co. Project, 5.15%,
12/01/24	1,700	1,771,196

New Jersey — 5.6%
New Jersey EDA, Refunding RB, School
Facilities Construction, Series AA,
4.25%, 12/15/24	1,000	1,003,760
New Jersey EDA, Refunding RB, School
Facilities Construction, Series W,
5.00%, 9/01/15	2,500	2,841,575

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B, 6.50%,
12/01/20	$2,000	$2,204,480
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A,
4.50%, 12/01/20	2,000	2,056,100
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A,
4.75%, 12/01/21	600	626,664
New Jersey Transportation Trust Fund
Authority, RB, CAB, Transportation
System, Series C (AMBAC), 5.60%,
12/15/24 (f)	3,850	1,701,277
New Jersey Transportation Trust Fund
Authority, RB, CAB, Transportation
System, Series C (AMBAC), 5.20%,
12/15/25 (f)	480	199,430
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series A,
5.50%, 12/15/23	1,350	1,541,484
University of Medicine & Dentistry of New
Jersey, RB, Series A (AMBAC), 5.50%,
12/01/23	800	808,496

		12,983,266

New York — 15.3%
City of New York, New York, GO, Series
A-1, 4.75%, 8/15/25	2,000	2,100,960
City of New York, New York, GO, Sub-
Series I-1, 5.50%, 4/01/21	2,000	2,283,320
City of New York, New York, GO, Sub-
Series I-1, 5.13%, 4/01/25	845	917,535
Long Island Power Authority, Refunding
RB, Series A, 5.50%, 4/01/24	375	412,721
Metropolitan Transportation Authority,
RB, Series A (NPFGC), 5.00%,
11/15/24	1,000	1,045,160
Metropolitan Transportation Authority,
RB, Transportation, Series A, 5.00%,
11/15/25	500	528,875
Metropolitan Transportation Authority,
Refunding RB, Series B, 5.25%,
11/15/25	1,500	1,661,145
New York City Industrial Development
Agency, Refunding RB, New York Stock
Exchange Project, Series A, 4.25%,
5/01/24	500	503,000
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.00%, 1/15/23	865	933,750
New York State Dormitory Authority, RB,
Mount Sinai School of Medicine, Series
A (NPFGC), 5.15%, 7/01/24	500	515,260

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, RB,
New York State Association for
Retarded Children, Inc., Series A,
5.30%, 7/01/23	$550	$580,877
New York State Dormitory Authority, RB,
University of Rochester, Series E,
4.00%, 7/01/24	1,015	1,025,221
New York State Dormitory Authority,
Refunding RB, Consolidated Service
Contract, Series A, 4.00%, 7/01/25	1,435	1,405,898
New York State Dormitory Authority,
Refunding RB, NYU Hospital Center,
Series A, 5.00%, 7/01/16	1,140	1,198,722
New York State Dormitory Authority,
Refunding RB, NYU Hospital Center,
Series A, 5.00%, 7/01/20	1,000	1,008,050
New York State Dormitory Authority,
Refunding RB, North Shore-Long Island
Jewish Health System, Series E, 5.00%,
5/01/22	1,000	1,034,160
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	1,000	1,003,580
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/30	2,000	2,064,200
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series B, 5.00%, 1/01/21	1,470	1,591,819
Port Authority of New York & New Jersey,
RB, Consolidated, 155th Series, AMT
(AGM), 5.50%, 7/15/18	3,000	3,262,530
Port Authority of New York & New Jersey,
RB, Special Project, JFK International
Air Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	2,000	2,125,460
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.00%, 11/01/23	2,000	2,042,960
St. Lawrence County Industrial
Development Agency New York, RB, St.
Lawrence University, Series A, 5.00%,
10/01/16	3,500	3,956,295
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	1,200	1,213,800
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
5.63%, 1/01/13	1,000	1,010,980

		35,426,278

North Carolina — 0.2%
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	475	491,098

Municipal Bonds	Par (000)	Value

Ohio — 2.5%
Ohio Air Quality Development Authority,
RB, Ohio Valley Electric Corp., 5.63%,
10/01/19	$1,000	$1,044,030
State of Ohio, GO, Highway Capital
Improvements, Buckeye Savers
Program, Series L, 5.00%, 5/01/16	2,340	2,731,342
State of Ohio, GO, Natural Resources,
Series L, 5.00%, 10/01/14	1,835	2,116,599

		5,891,971

Oregon — 2.5%
Oregon State Department of
Transportation, RB, Series A, 5.00%,
11/15/16 (g)	5,000	5,902,400

Pennsylvania — 0.5%
Pennsylvania HFA, RB, Series 103C,
4.38%, 4/01/18	1,160	1,212,583

Puerto Rico — 3.0%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement, Series
A-4 (AGM), 5.25%, 7/01/30	725	749,193
Government Development Bank for
Puerto Rico, RB, Senior Series B,
5.00%, 12/01/17	1,500	1,548,345
Puerto Rico Commonwealth
Infrastructure Financing Authority,
Special Tax Bonds, Series B, 5.00%,
7/01/18	2,250	2,299,545
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	2,000	2,241,320

		6,838,403

Rhode Island — 0.9%
Rhode Island Health & Educational
Building Corp., RB, University of Rhode
Island, Series A (AGC), 4.75%,
9/15/24	500	523,450
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 55-B, AMT, 4.55%,
10/01/22	1,500	1,491,405

		2,014,855

South Carolina — 1.8%
County of Richland, South Carolina,
Refunding RB, International Paper Co.
Project, AMT, 6.10%, 4/01/23	4,115	4,151,706

Tennessee — 2.1%
Chattanooga-Hamilton County Hospital
Authority Tennessee, Refunding RB,
Erlanger Health (AGM), 5.00%,
10/01/21	1,450	1,505,361

4	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)
Municipal Bonds		Value

Tennessee (concluded)
Chattanooga-Hamilton County Hospital
Authority Tennessee, Refunding RB,
Erlanger Health (AGM), 5.00%,
10/01/22	$1,620	$1,672,925
Memphis-Shelby County Sports Authority
Inc., Refunding RB, Memphis Arena
Project, Series A, 5.25%, 11/01/25	890	927,656
Memphis-Shelby County Sports Authority
Inc., Refunding RB, Memphis Arena
Project, Series A, 5.25%, 11/01/27	750	769,410

		4,875,352

Texas — 5.9%
City of Houston, Texas, RB, Subordinate
Lien, Series A, AMT (AGM), 5.88%,
7/01/15	3,500	3,549,280
City of San Antonio, Texas, RB, AMT
(AGM), 5.25%, 7/01/19	3,055	3,204,603
Dallas-Fort Worth International Airport
Facilities Improvement Corp.,
Refunding RB, Joint Series A, AMT
(NPFGC), 5.75%, 11/01/14	5,000	5,307,850
Red River Education Financing Corp,,
Refunding RB, Higher Education, Texas
Christian University, 4.25%, 3/15/26	1,500	1,510,965

		13,572,698

Vermont — 0.3%
Vermont Educational & Health Buildings
Financing Agency, RB, Hospital,
Fletcher Allen Health, Series A
(AMBAC), 6.00%, 12/01/23	775	780,448

Virginia — 2.1%
Fredericksburg EDA, Refunding RB,
MediCorp Health System Obligation,
5.00%, 6/15/17	1,550	1,670,637
Virginia Public School Authority,
Refunding RB, School Financing, Series
C, 3.50%, 8/01/25	500	490,160
White Oak Village Shops Community
Development Authority, Special
Assessment Bonds, Special
Assessment, 5.30%, 3/01/17	2,802	2,736,321

		4,897,118

Washington — 2.3%
Kitsap County School District No. 400
North Kitsap Washington, GO,
Refunding (AGM), 5.13%, 12/01/16	4,650	5,298,024

West Virginia — 1.3%
West Virginia Hospital Finance Authority,
Refunding RB, Charleston, Series A,
5.13%, 9/01/23	1,000	1,004,850

	Par (000)
Municipal Bonds		Value

West Virginia (concluded)
West Virginia Hospital Finance Authority,
Refunding RB, Charleston, Series A,
5.50%, 9/01/25	$2,000	$2,012,420

		3,017,270

Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C,
AMT, 4.85%, 9/01/26	1,000	997,740

Total Municipal Bonds – 97.2%		225,741,879

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

New York — 0.5%
City of New York, New York, GO, Sub-
Series B-1, 5.25%, 9/01/22	1,000	1,107,160

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 0.5%		1,107,160

Investment Companies	Shares

BlackRock Insured Municipal Term
Trust, Inc. (i)	99,700	1,016,940

Total Investment Companies – 0.4%		1,016,940

Total Long-Term Investments (Cost – $222,073,152) – 98.1%		227,865,979

Short-Term Securities

FFI Institutional Tax-Exempt Fund,
0.16% (i)(j)	4,368,636	4,368,636

Total Short-Term Securities (Cost – $4,368,636) – 1.9%		4,368,636

Total Investments (Cost – $226,441,788*) – 100.0%		232,234,615
Other Assets Less Liabilities – 0.2%		493,105
Liabilities for Trust Certificates, Including Interest Expense and Fees Payable – (0.2)%		(500,363)

Net Assets – 100.0%		$232,227,357

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$226,024,481

Gross unrealized appreciation	$8,087,991
Gross unrealized depreciation	(2,377,857)

Net unrealized appreciation	$5,710,134

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	5

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

(e)	When-issued security. Unsettled when-issued security transactions were as follows:

		Unrealized Appreciation
Counterparty	Value

Merrill Lynch & Co.	$2,254,402	$12,526

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain (Loss)	Income

BlackRock
Insured
Municipal
2008 Term
Trust Inc.	—	—	—	$1,292
BlackRock
Insured
Municipal
Term Trust, Inc.	—	—	—	$35,926
FFI Institutional
Tax-Exempt Fund	—	$(3,552,617)[1]	—	$8,744

[1] Represents net sale cost.

(j)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment Companies	$1,016,940	—	—	$1,016,940
Long-Term Investments[1]	-	$226,849,039	—	226,849,039
Short-Term Securities	4,368,636	—	—	4,368,636

Total	$5,385,576	$226,849,039	—	$232,234,615

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 28, 2010